UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eton Park Capital Management, L.P.
Address: 399 Park Avenue, 10th Floor
         New York, NY  10022

13F File Number:  028-11170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcy Engel
Title:     Chief Operating Officer
Phone:     212-756-5390

Signature, Place, and Date of Signing:

 /s/ Marcy Engel     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $4,949,341 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMYLIN PHARMACEUTICALS INC     COM              032346108    14115   500000 SH  CALL SOLE                   500000        0
AMYLIN PHARMACEUTICALS INC     COM              032346108    20501   726200 SH       SOLE                   726200        0
ANTHERA PHARMACEUTICALS INC    COM              03674U102      129   190399 SH       SOLE                   190399        0
APPLE INC                      COM              037833100   328500   562500 SH       SOLE                   562500        0
AUTODESK INC                   COM              052769106   188071  5375000 SH       SOLE                  5375000        0
BARCLAYS BK PLC                IPATH S&P MT ETN 06740C519    17916   400000 SH  PUT  SOLE                   400000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     3042   200000 SH       SOLE                   200000        0
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261    86697  5700000 SH  PUT  SOLE                  5700000        0
CHESAPEAKE ENERGY CORP         COM              165167107    83700  4500000 SH  CALL SOLE                  4500000        0
CITIGROUP INC                  *W EXP 01/04/201 172967226    21053 67912210 SH       SOLE                 67912210        0
CITIGROUP INC                  *W EXP 10/28/201 172967234     1743 34507284 SH       SOLE                 34507284        0
CITIGROUP INC                  COM NEW          172967424   349478 12750000 SH  CALL SOLE                 12750000        0
COMCAST CORP NEW               CL A SPL         20030N200   129293  4117596 SH       SOLE                  4117596        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    36324  1233400 SH       SOLE                  1233400        0
CYTEC INDS INC                 COM              232820100    41810   713000 SH       SOLE                   713000        0
DOLLAR GEN CORP NEW            COM              256677105   244755  4500000 SH       SOLE                  4500000        0
DORAL FINL CORP                COM NEW          25811P886    12667  8444354 SH       SOLE                  8444354        0
EBAY INC                       COM              278642103   273065  6500000 SH       SOLE                  6500000        0
E-COMMERCE CHINA DANGDANG IN   SPN ADS COM A    26833A105    15951  2395000 SH       SOLE                  2395000        0
ELAN PLC                       ADR              284131208    14590  1000000 SH       SOLE                  1000000        0
HUMAN GENOME SCIENCES INC      COM              444903108    87442  6659683 SH       SOLE                  6659683        0
HUNTINGTON INGALLS INDS INC    COM              446413106    70786  1759100 SH       SOLE                  1759100        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119    12207  5651200 SH       SOLE                  5651200        0
LIBERTY GLOBAL INC             COM SER A        530555101   133703  2694000 SH       SOLE                  2694000        0
LIBERTY GLOBAL INC             COM SER C        530555309    38296   802000 SH       SOLE                   802000        0
LIBERTY INTERACTIVE CORPORAT   INT COM SER A    53071M104    21348  1200000 SH       SOLE                  1200000        0
LINCARE HLDGS INC              COM              532791100    37286  1096000 SH       SOLE                  1096000        0
MARKET VECTORS ETF TR          OIL SVCS ETF     57060U191    46047  1292000 SH       SOLE                  1292000        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    72596  2396700 SH       SOLE                  2396700        0
MORGAN STANLEY                 COM NEW          617446448    75503  5175000 SH       SOLE                  5175000        0
MORGAN STANLEY                 COM NEW          617446448   313685 21500000 SH  CALL SOLE                 21500000        0
MSCI INC                       COM              55354G100   238140  7000000 SH       SOLE                  7000000        0
NEUSTAR INC                    CL A             64126X201    34836  1043000 SH       SOLE                  1043000        0
NEWS CORP                      CL A             65248E104   713280 32000000 SH       SOLE                 32000000        0
NEWS CORP                      CL A             65248E104   296457 13300000 SH  CALL SOLE                 13300000        0
NIELSEN HOLDINGS N V           COM              N63218106   327750 12500000 SH       SOLE                 12500000        0
PACIFIC DRILLING SA LUXEMBOU   REG SHS          L7257P106    31232  3670000 SH       SOLE                  3670000        0
PAMPA ENERGIA S A              SPONS ADR LVL I  697660207    15847  3818540 SH       SOLE                  3818540        0
TEEKAY CORPORATION             COM              Y8564W103    18300   625000 SH       SOLE                   625000        0
TEEKAY CORPORATION             COM              Y8564W103   146400  5000000 SH  CALL SOLE                  5000000        0
VALE S A                       ADR              91912E105    19850  1000000 SH  CALL SOLE                  1000000        0
VIACOM INC NEW                 CL B             92553P201   164570  3500000 SH       SOLE                  3500000        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    26880  1500000 SH       SOLE                  1500000        0
YPF SOCIEDAD ANONIMA           SPON ADR CL D    984245100   123500 10000000 SH       SOLE                 10000000        0